INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

22.INCOME TAXES

The income tax expense attributable to earnings differs from the amounts computed by applying the combined federal and provincial statutory income tax rate of 26,5% (26.5% in 2024) to loss before income tax as a result of the following:

	December 31, 2025	December 31, 2024
	$	$
Income (loss) before tax	(104,777)	(72,885)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense (recovery) at combined statutory rate	(27,766)	(19,315)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	14,253	11,372
Share-based payments	1,178	1,041
Non-deductible expenses	(506)	450
Loss from revaluation of Derivative warrant liability	17,152	6,599
Gain from Derivative warrant liability settlement	(4,280)	—
Mining royalties	400	400
Non-taxable mining duties	(31)	(143)
Other	—	(4)
Income tax	400	400
Composition of deferred income taxes in the income statement:
Taxes payable	400	400
Income tax	400	400

As at December 31, 2025, temporary differences for which the Company has recognized deferred tax assets and liabilities are as follows:

		Recognized in the	Recognized in other	Recognized in
	Opening balance	net earnings	comprehensive income	Equity	Closing balance
Property, plant and equipment and Intangible assets	(6,391)	4,680	—	—	(1,711)
Right-of-use assets	(1,505)	(46)	—	—	(1,551)
Unrealized foreign exchange gain on convertibles notes	—	—	—	—	—
Convertible notes	—	—	—	—	—
Exploration and evaluation expenses	7,896	(4,634)	—	—	3,262

As at December 31, 2025 and 2024, temporary differences and unused tax losses for which the Company has not recognized deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
	$	$
FEDERAL
Exploration and evaluation expenses	124,151	105,607
Property and equipment	(1,709)	(6,385)
Equity investment	2,696	2,821
Asset retirement obligation	1,584	1,462
Share issue expenses	6,135	6,939
Research and development expenses	34,304	27,930
Non-capital losses	175,303	100,290
Capital losses	1,657	964
Unrealized foreign exchange loss on convertible notes	(361)	1,185
Convertible notes	5,337	2,262
Right-of-use assets	(1,550)	(1,504)
Lease liabilities	1,677	1,710
Others	26	23
	349,250	243,304
PROVINCIAL
Exploration and evaluation expenses	120,995	102,451
Property and equipment	(1,710)	(6,385)
Equity investment	2,696	2,821
Asset retirement obligation	1,584	1,462
Share issue expenses	6,135	6,939
Research and development expenses	44,732	36,403
Non-capital losses	169,607	96,643
Capital losses	1,657	964
Unrealized foreign exchange loss on convertible notes	(361)	1,185
Convertible notes	5,337	2,262
Right-of-use assets	(1,550)	(1,504)
Lease liabilities	1,677	1,710
Others	26	23
	350,825	244,974

The ability to realize the tax benefits is dependent upon several factors, including the future profitability of operations. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available to allow the asset to be recovered.

As at December 31, 2025, the Company’s accumulated non-capital losses for tax purposes which can be used to reduce taxable income in future years as follows:

Year incurred	Expiration date	Federal	Provincial
2025	2045	47,994	47,994
2024	2044	27,084	25,035
2023	2043	29,182	27,557
2022	2042	24,043	23,392
2021	2041	19,469	18,562
2020	2040	10,836	10,546
2019	2039	5,381	5,457
2018	2038	4,137	4,044
2017	2037	2,526	2,578
2016	2036	1,544	1,399
2015	2035	873	844
2014	2034	662	644
2013	2033	747	738
2012	2032	765	757
2011	2031	61	59

The Company has investment tax credit carryovers of $7,090 ($5,789 in 2024) that expire between 2036 and 2045, which are available to reduce income taxes payables in future years.

The Company accumulated capital losses for tax purposes of $1,657 ($964 in 2024) which can be used to reduce capital gains in future years.